Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (16,978)	$ (9,895)	$ (3,730)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	248	127	63
Share-based compensation	1,865	316	229
Exchange rate changes in cash and cash equivalents and deposit	359	5	(452)
Changes in assets and liabilities:
Decrease (increase) in trade accounts receivable	378	(362)	(77)
Increase in inventory	(902)	(891)	(386)
Decrease (increase) in prepaid expenses and other receivables	1,050	(2,030)	121
Decrease in prepaid expenses and other long- term assets			17
Decrease (increase) in right of use assets	245	(607)	(81)
Increase (decrease) in trade accounts payable	(167)	236	217
Increase (decrease) in lease liabilities	(312)	577	92
Increase (decrease) in other current liabilities	540	60	(135)
Increase (decrease) in other long-term liabilities	(618)	(141)	432
Net cash used in operating activities	(14,292)	(12,605)	(3,690)
Cash flows from investing activities:
Realization of (Investment in) deposits		4,621	(4,432)
Investment of restricted deposits		(296)	(15)
Purchase of property and equipment	(891)	(533)	(223)
Net cash provided by (used in) investing activities	(891)	3,792	(4,670)
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance costs	13,569	14,586	5,847
Issuance of restricted ordinary shares	6
Issuance of ordinary shares and pre- funded warrants, net of issuance costs		15,966
Exercise of pre- funded warrants	1
Exercise of options to ordinary shares	1	337	11
Net cash provided by financing activities	13,577	30,889	5,858
Increase (decrease) in cash and cash equivalents	(1,606)	22,076	(2,502)
Cash and cash equivalents beginning of the year	25,621	3,502	5,789
Effect of foreign exchange rate on cash and cash equivalents	(356)	43	215
Cash and cash equivalents end of the year	$ 23,659	$ 25,621	$ 3,502